Subsequent Events (Details) - shares	May 05, 2022	Mar. 31, 2022	Dec. 31, 2021
Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares of common stock			75,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Note payable description	the Company issued a note payable to a third party in the principal sum of $750,000, in exchange for consideration of $675,000. The note will be receiving interest of 5% per year, with the maturity date being 12 months from the issue date. Any amounts that are unpaid principal will continue to have interest of no less than 16% as default rate. The note is convertible at a price of $0.20 per share, subject to adjustment as needed. In addition to this issuance, the company issued 625,000 shares of common stock and warrants to purchase up to an additional 1,500,000 shares of common stock, exercisable at $0.75 per share, with an exercise period of three years from the date of issuance.
Investor Relation Services [Member]
Subsequent Events (Details) [Line Items]
Common stock for services		240,000
Broker Services [Member]
Subsequent Events (Details) [Line Items]
Common stock for services		120,805